Silver Streaming Interest (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Silver Streaming Interest [Abstract]
Balance - Silver Stream Interest	$ 18,118	$ 18,118
Less: Embedded derivative asset	(6,600)	0
Net Silver Streaming Interest	$ 11,518	$ 18,118